Stockholders’ Equity - Schedule of Ownership Interest in Subsidiaries on Equity (Details) (Parenthetical)	Jun. 30, 2026 shares
SEALSQ Corp [Member]
Schedule of Ownership Interest in Subsidiaries on Equity [Line Items]
Number of subsidiary shares sold	31,905,635